INVESTMENTS - Schedule of Change in Allowance for Expected Credit Losses on Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments [Abstract]
Change in allowance for expected credit losses for fixed maturity securities available-for-sale	$ 176	$ (56)	$ (158)
Change in allowance for expected credit losses on fixed maturity securities held to maturity	11	85	526
Change in allowance for expected credit losses on investments	$ 187	$ 29	$ 368